CASH FLOW INFORMATION (Details) - Schedule of supplemental disclosure - USD ($)	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022
Cash Flow Information
Interest paid, net of capitalized interest of $47,472 (2023), and $76,642 (2022)	$ 234,596	$ 256,431
Income tax (refunded)
Non-cash information
Recognition of operating lease right-of-use assets	1,201,952	94,412
Recognition of operating lease liabilities	$ 1,201,952	$ 94,412